SHARE-BASED PAYMENTS	12 Months Ended
Dec. 31, 2023
SHARE-BASED PAYMENTS
SHARE-BASED PAYMENTS

NOTE 18 - SHARE-BASED PAYMENTS:

On May 30, 2010, a general meeting of shareholders approved the option plan of the Company (the “Option Plan”), after being approved by the BoD. In 2017 the Option Plan was amended and restated as the 2010 Award Plan (the “Award Plan”). As of December 31, 2023, the Award Plan allows the Company to allocate up to 1,400,658,798 options to purchase ordinary shares and RSUs to employees, consultants, and directors and are reserved by the BoD for issuance under the Award Plan. The terms and conditions of the grants were determined by the BoD and are according to the Award Plan.

a.	On July 1, 2023, The Board of Directors of the Company granted 187,500 RSUs to the employees and consultants of the Company. The RSUs will vest in 12 equal quarterly installments over a three year-period. The fair value for the RSUs grant on the date of the grant was $0.2 million. The fair value of the RSUs was determined based on the price of an ADS on the date the RSUs were granted.

                            During 2023, approximately 68 thousand options and RSUs were forfeited, resulting in $1.6 million in reversed expenses.

b.    The following is information on options granted in 2022:

	Number of options granted

	According to the Award Plan	Exercise	Fair value of
	of the Company (1)	price for 1	options on date of
	Other than to	Ads	grant in U.S. dollars
Date of BoD	directors (1)	$)	in thousands (2)
January 2022	125	56.4	7
March 2022	150	66.8	6
	275		13

NOTE 18 - SHARE-BASED PAYMENTS (cont.):

1)	The options will vest as follows: for directors, employees and consultants of the Company and the Company's subsidiary who had provided services exceeding one year as of the grant date, options will vest in 16 equal quarterly installments over a four-year period. For directors, employees and consultants of the Company and the Company's subsidiary who had not provided services exceeding one year as of the grant date, the options will vest as follows: 1/4 of the options will vest one year following the grant date and the rest will vest over 12 equal quarterly installments. During the contractual term, the options will be exercisable, either in full or in part, from the vesting date until the end of 10 years from the date of grant.

The options are exercisable into the Company’s ADS

2)	The fair value of the options was computed using the binomial model and the underlying data used was mainly the following: price of the Company’s ADSs: $66.8 - $98, expected volatility: 66.94% - 67.21%, risk-free interest rate: 1.73% - 1.78% and the expected term was derived based on the contractual term of the options, the expected exercise behavior and expected post-vesting forfeiture rates.

c. The following is information on RSUs granted in 2022:

				Fair value of
	Number of RSUs granted			RSUs on date of
	According to the Award Plan of the Company			grant in U.S. dollars
Date of BoD	Other than to Directors	To directors (4)	Total	in thousands (5)
January 2022 (1)	48,013	3,500	51,513	5,712
March 2022 (1)	2,400	—	2,400	160
April 2022(1)	875	—	875	87
June 2022 (2)	50,463	4,125	54,588	1,878
July 2022 (2)	1,625	—	1,625	56
September 2022 (3)	9,257	1,276	10,533	352
November 2022 (3)	15,085	—	15,085	380
Total	127,718	8,901	136,619	8,625

1)The RSUs vest as follows: 50% of RSUs will vest one year following the grant and 50% will vest two years following the grant.

2)The RSUs vest in 12 equal quarterly installments over three year-period.

3)The RSUs vest in 8 equal quarterly installments over two year-period.

4)The general meeting of the Company’s shareholders held on May 13, 2022 (the “May 2022 AGM”), subsequent to approval of the Company’s BoD in January 2022, approved the grant of 3,500 RSUs under the Company’s Award plan to directors and to the Company's Chief Executive Officer in the same terms. The fair value of these RSUs on the date of grant was $0.1 million.

In addition, In June 2022 and September 2022 the Company’s BoD, approved the grants of 5,401 RSUs under the Company’s Award plan to directors and to the Company's Chief Executive Officer in the same terms, subject to the Annual general meeting approval.  The fair value of these RSUs on the date of approval was $0.1 million.

NOTE 18 - SHARE-BASED PAYMENTS (cont.):

5)	The fair value of the RSUs were determined based on the price of an ADS on the date the RSUs were granted.

During 2022, approximately 68.2 thousand options and RSUs were forfeited, resulting in $4.5 million reversed expenses.

d.    Changes in the number of options in ADSs and weighted averages of exercise prices are as follows:

	Year Ended December 31,
	2023		2022
		Weighted		Weighted
		average of		average of
	Number of	exercise	Number of	exercise
	options	price ($)	options	price ($)
Outstanding at beginning of year	131,484	255.60	170,537	260.00
Exercised	—	—	—	283.20
Expired and forfeited	(34,133)	262.43	(39,328)	272.80
Granted	—	—	275	80.80
Outstanding at end of year	97,351	252.98	131,484	255.60
Exercisable at end of year	86,368	249.14	98,762	249.20

e.	Changes in the number of RSUs in ADSs during the period are as follows:

	Year Ended December 31,
	2023	2022

	Number of	Number of
	RSUs	RSUs
Outstanding at beginning of year	91,144	—
Exercised	(66,460)	(12,163)
Expired and forfeited	(34,160)	(28,861)
Granted	187,500	132,168
Outstanding at end of year	178,024	91,144

f.	The following is information about the exercise price and remaining useful life of outstanding options at year-end:

Year Ended December 31,
2023			2022
Number of			Number of
options		Weighted	options		Weighted
outstanding		average of	outstanding		average of
at end of	Exercise price	remaining	at end of	Exercise price	remaining
year	range	useful life	year	range	useful life
97,351	$66.8-$436	5.2	131,484	$66.8-$624	5.2

g.    Expenses recognized in profit or loss for the options and RSUs are as follows:

Year Ended December 31,
2023	2022	2021
U.S. dollars in thousands
1,647	5,675	10,212

The remaining compensation expenses as of December 31, 2023, are $0.8 million and will be expensed in full by December 2026.